Capital Management and Financial Risk - Financial assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Cash and cash equivalents	$ 108,518	$ 131,054	$ 50,915
Trade and other receivables	3,075	1,913
Investments	252,135	302,897	$ 170,645
Restricted cash and investments	11,624	11,231
Financial assets	144,264	170,280
Liabilities [abstract]
Accounts payable and accrued liabilities	21,333	10,822
Debt obligations	2,414	417
Financial liabilities	23,747	11,239
Elliot Lake reclamation trust fund
Assets [abstract]
Restricted cash and investments	3,652	3,259
Convertible Debentures
Assets [abstract]
Investments	13,000	15,565
Credit facility pledged assets
Assets [abstract]
Restricted cash and investments	7,972	7,972
Warrants
Assets [abstract]
Investments	280	127
Warrants | Equity instruments-warrants
Assets [abstract]
Investments	280	127
Shares
Assets [abstract]
Investments	6,280	10,390
Shares | Equity instruments-shares
Assets [abstract]
Investments	$ 7,767	$ 10,390